[LOGO]USAA(R)

                   USAA CALIFORNIA
                        MONEY MARKET Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
             from the PRESIDENT

                                     [GRAPHIC]
                             NONE OF THE INCOME FROM OUR
                          TAX-EXEMPT MUTUAL FUNDS HAS BEEN
[PHOTO]                  SUBJECT TO THE AMT...A COMMITMENT
                           WE PLAN TO KEEP IN THE FUTURE.
                                     [GRAPHIC]
--------------------------------------------------------------------------------

         At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

         If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

         Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax
         (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

         On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

         USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                               2

FINANCIAL INFORMATION

     Distributions to Shareholders                                       8

     Independent Auditors' Report                                        9

     Portfolio of Investments                                           10

     Notes to Portfolio of Investments                                  17

     Financial Statements                                               18

     Notes to Financial Statements                                      21

DIRECTORS' INFORMATION                                                  27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in high-quality, California tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

         * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                             3/31/02               3/31/01
--------------------------------------------------------------------------------
  Net Assets                              $487.8 Million        $445.2 Million
  Net Asset Value Per Share                   $1.00                 $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/02
--------------------------------------------------------------------------------
  1 YEAR                5 YEARS                 10 YEARS            7-DAY YIELD
  2.03%                  2.92%                    2.92%                1.22%

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                  [CHART]

        7-DAY YIELD COMPARISON
        ----------------------

           USAA CA MONEY
            MARKET FUND     IMONEYNET
           -------------    ---------

 3/26/01       3.03            2.64
 4/30/01       3.80            3.28
 5/21/01       2.71            2.32
 6/25/01       2.78            2.31
 7/30/01       2.56            2.09
 8/27/01       1.96            1.64
 9/24/01       1.99            1.57
10/29/01       1.92            1.48
11/26/01       1.59            1.14
12/31/01       1.46            1.11
 1/28/02       1.18            0.87
 2/25/02       1.17            0.84
 3/25/02       1.19            1.01



DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/25/02.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]    Regina G. Shafer, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2001, TO MARCH 31, 2002?

         The USAA California Money Market Fund performed well for the 12 months ending March 31, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 2 out of 60 California tax-exempt money market funds. The Fund had a return of 2.03%, compared to an average return of 1.61% for the category over the same period.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         At the time of the last annual report, the U.S. economy had officially entered a recession. Signs of strength during the summer led some to predict a rebound in early 2002. However, in early September, economic data showed a sharp downturn, and the terrorist attacks of September 11, 2001, disrupted normal business activities. The Federal Reserve Board (the Fed) acted to support the economy and lowered the federal funds rate four times after the attacks. By the end of 2001, it stood at 1.75%.

         Improved business conditions in December and positive economic surprises in early 2002 led to speculation that the Fed would raise interest rates sometime later in the year. In addition,

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

         the collapse of Enron and the related accounting scandal made investors more cautious, creating a flight to quality.

         Interest rates fell dramatically in 2001 but began to inch up in early 2002. Last April, we saw tax-exempt one-year notes at 3.04%, and yields generally fell until they hit their low of 1.45% in January. They have since risen to 2.15%, according to the Bond Buyer One-Year
         Note Index. A similar downward trend could be seen in the yields of other issues such as commercial paper and variable-rate demand notes (VRDNs). These have also started to rebound from their January lows.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         To protect against falling rates, we added longer-term securities with fixed rates. We also bought medium-term commercial paper to keep the Fund from being locked into low interest rates for an extended period. However, because of the high demand for California securities, purchases had to be made at yields that were lower than the national average. The portfolio contains a sizable position in VRDNs, which have interest rates that reset each day or week to current market levels. The portfolio is now positioned across a range of maturities so it can capture rising yields no matter when the Fed begins to tighten rates.

         The Fund has not experienced credit quality problems over the period, despite the market's concern about Enronlike accounting problems. We continue to be very selective about our purchases; our dedicated team of analysts scrutinizes all issues we consider.

WHAT IS THE OUTLOOK?

         An increasing number of positive economic signs may be signaling the end of the recession. The market is already anticipating rate increases later in the year, although the Fed may not act until inflation is a concern. The Fund is positioned to respond to the resulting rise in short-term interest rates.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

P O R T F O L I O
=================---------------------------------------------------------------
                    HIGHLIGHTS

                  PORTFOLIO MIX
                     3/31/02
                     -------

                    [CHART]

Variable-Rate Demand Notes               68.9%
Fixed-Rate Instruments                   19.7%
Put Bonds                                 4.3%
Adjustable-Rate Notes                     4.1%

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-16.

7

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

            [CHART]

CUMULATIVE PERFORMANCE OF $10,000
---------------------------------

             USAA CA MONEY
              MARKET FUND
             -------------

Mar-92         10,000.00
Apr-92         10,026.77
May-92         10,053.53
Jun-92         10,078.98
Jul-92         10,099.71
Aug-92         10,120.13
Sep-92         10,144.01
Oct-92         10,165.07
Nov-92         10,186.51
Dec-92         10,209.10
Jan-93         10,227.82
Feb-93         10,245.90
Mar-93         10,266.19
Apr-93         10,286.01
May-93         10,305.06
Jun-93         10,325.91
Jul-93         10,343.16
Aug-93         10,364.33
Sep-93         10,384.09
Oct-93         10,402.19
Nov-93         10,421.38
Dec-93         10,440.17
Jan-94         10,458.32
Feb-94         10,475.70
Mar-94         10,493.63
Apr-94         10,511.51
May-94         10,534.58
Jun-94         10,554.64
Jul-94         10,574.21
Aug-94         10,599.57
Sep-94         10,624.81
Oct-94         10,650.51
Nov-94         10,678.03
Dec-94         10,709.40
Jan-95         10,739.66
Feb-95         10,769.25
Mar-95         10,802.50
Apr-95         10,833.74
May-95         10,872.36
Jun-95         10,904.03
Jul-95         10,935.62
Aug-95         10,968.18
Sep-95         10,999.51
Oct-95         11,033.58
Nov-95         11,066.42
Dec-95         11,099.21
Jan-96         11,132.96
Feb-96         11,161.68
Mar-96         11,189.26
Apr-96         11,220.90
May-96         11,253.29
Jun-96         11,280.07
Jul-96         11,309.45
Aug-96         11,339.46
Sep-96         11,370.51
Oct-96         11,401.05
Nov-96         11,429.34
Dec-96         11,462.56
Jan-97         11,492.65
Feb-97         11,520.86
Mar-97         11,550.29
Apr-97         11,582.64
May-97         11,616.59
Jun-97         11,650.83
Jul-97         11,682.94
Aug-97         11,711.85
Sep-97         11,746.15
Oct-97         11,778.88
Nov-97         11,810.03
Dec-97         11,846.68
Jan-98         11,877.50
Feb-98         11,905.76
Mar-98         11,937.34
Apr-98         11,972.38
May-98         12,005.78
Jun-98         12,040.91
Jul-98         12,071.87
Aug-98         12,101.26
Sep-98         12,132.17
Oct-98         12,161.98
Nov-98         12,191.91
Dec-98         12,221.91
Jan-99         12,248.17
Feb-99         12,269.58
Mar-99         12,298.43
Apr-99         12,326.07
May-99         12,355.12
Jun-99         12,386.69
Jul-99         12,412.84
Aug-99         12,442.03
Sep-99         12,470.64
Oct-99         12,498.31
Nov-99         12,532.53
Dec-99         12,566.09
Jan-00         12,594.94
Feb-00         12,620.58
Mar-00         12,651.49
Apr-00         12,682.22
May-00         12,727.63
Jun-00         12,764.38
Jul-00         12,800.98
Aug-00         12,837.69
Sep-00         12,871.63
Oct-00         12,910.12
Nov-00         12,950.31
Dec-00         12,985.68
Jan-01         13,015.61
Feb-01         13,043.72
Mar-01         13,070.30
Apr-01         13,108.42
May-01         13,142.53
Jun-01         13,169.92
Jul-01         13,198.17
Aug-01         13,221.25
Sep-01         13,241.64
Oct-01         13,265.29
Nov-01         13,284.37
Dec-01         13,298.59
Jan-02         13,311.41
Feb-02         13,323.58
Mar-02         13,336.34


DATA FROM 3/31/92 THROUGH 3/31/02.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

         Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA CALIFORNIA MONEY MARKET FUND

         The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

9

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA CALIFORNIA MONEY MARKET FUND

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA California Money Market Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in
         Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA California Money Market Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

         San Antonio, Texas
         May 3, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted at a given time, such as weekly, to a rate that reflects current market conditions. However, these securities do not offer the right to sell the security at face value prior to maturity.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities that are rated in one of the two highest categories for short-term securities or, if not rated, are of

11

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

         comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

         (PRE)     Prerefunded to a date prior to maturity.
         (LOC)     Enhanced by a bank letter of credit.
         (LIQ)     Enhanced by a bank or nonbank liquidity agreement.
         (NBGA)    Enhanced by a nonbank guarantee agreement.
         (INS)     Scheduled principal and interest payments are
                   insured by:
                   (1)  MBIA, Inc.
                   (2)  AMBAC Financial Group, Inc.
                   (3)  Financial Security Assurance Holdings Ltd.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------
         COP         Certificate of Participation
         CP          Commercial Paper
         GO          General Obligation
         IDA         Industrial Development Authority/Agency
         IDRB        Industrial Development Revenue Bond
         MERLOT      Municipal Exempt Receipts-Liquidity
                       Optional Tender
         MFH         Multifamily Housing
         MLO         Municipal Lease Obligation
         PCRB        Pollution Control Revenue Bond
         RAN         Revenue Anticipation Note
         RB          Revenue Bond
         TRAN        Tax Revenue Anticipation Note

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                                    COUPON             FINAL
   AMOUNT     SECURITY                                                         RATE          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (68.9%)

              CALIFORNIA (64.8%)
  $12,600     Abag Finance Auth. RB, Series 2002 (LOC)                         1.55%       11/15/2031      $  12,600
    7,800     Alameda Contra Costa Schools Financing
                Auth. MLO COP, Series B (LOC)                                  1.45         7/01/2023          7,800
    9,000     Alameda County IDA RB, Series 1994                               1.60         6/01/2004          9,000
    3,515     Apple Valley MLO COP, Series 2001 (LOC)                          1.65         9/01/2015          3,515
   11,250     Avalon Public Financing Auth. Tax
                Allocation Bonds, Series 1998 (LOC)                            2.45         8/01/2024         11,250
    2,200     Burbank Redevelopment Agency RB,
                Series 1985A (LOC)                                             1.50        11/01/2010          2,200
   15,000     Chula Vista IDRB, Series 1996A                                   1.75         7/01/2021         15,000
   11,000     Corona MFH RB, Series 1985B (NBGA)a                              1.50         2/01/2023         11,000
    1,800     Davis Community Facilities District RB,
                Series 2000 (LOC)                                              1.50         9/01/2024          1,800
    2,090     Duarte MLO COP, Series A (NBGA)                                  2.00         7/01/2022          2,090
              Educational Facilities Auth. RB,
      420       Series 1997 (LOC)                                              1.65         3/01/2027            420
    4,500       Series 1998A (LOC)                                             1.70        12/01/2028          4,500
    4,200     Fremont MLO COP, Series 1991 (LOC)                               1.65         8/01/2022          4,200
      805     Hanford 1997 MLO COP (LOC)                                       2.45         3/01/2008            805
    5,955     Hanford Sewer System RB,
                Series 1996A (LOC)                                             2.45         4/01/2023          5,955
    4,500     Huntington Beach MFH RB,
                Series 1985A (LOC)                                             4.00         2/01/2010          4,500
    6,200     Infrastructure and Economic Development
                Bank RB, Series 2001 (LOC)                                     1.65        10/01/2027          6,200
    6,000     Irvine IDA RB, Series 1985 (LOC)                                 4.60        11/01/2005          6,000
              Irvine Limited Obligation Improvement Bonds,
    8,700       Assessment District 00-18, Series A (LOC)                      1.35         9/02/2026          8,700
    1,000       Assessment District 87-8 (LOC)                                 1.35         9/02/2024          1,000
    1,654       Assessment District 94-15 (LOC)                                1.35         9/02/2020          1,654
              Irvine Ranch Water District
                Consolidated Bonds,
    1,000       Series 1985 (LOC)                                              1.35        10/01/2005          1,000
    1,000       Series 1985 (LOC)                                              1.35        10/01/2010          1,000
    2,500       Series 1985B (LOC)                                             1.35        10/01/2009          2,500
    3,100       Series 1993 (LOC)                                              1.35         4/01/2033          3,100
    2,700       Series 1995 (LOC)                                              1.40         9/01/2006          2,700
    2,000       Series 1995 (LOC)                                              1.40         1/01/2021          2,000

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                                    COUPON             FINAL
   AMOUNT     SECURITY                                                         RATE          MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------
 $  3,600     Irvine Ranch Water District COP,
                Series 1986 (LOC)                                              1.35%        8/01/2016       $  3,600
    3,545     Lemoore MLO COP, Series 1995 (LOC)                               2.50        11/01/2020          3,545
              Los Angeles Department of Water and
                Power RB,
   13,960       Series 2001A, Series ZTC-16 Certificates
                  (LIQ)(INS)(4),(a)                                            1.48         7/01/2018         13,960
    6,100       Series 2001B (LIQ)                                             1.40         7/01/2034          6,100
   20,540     Los Angeles Senior MLO COP Series 2000,
                MERLOT Series 2000 NN (LIQ)(INS)(2),(a)                        1.73        11/01/2031         20,540
    2,420     Maywood Public Financing Auth.,
                Series 1999 (LOC)                                              1.65         2/01/2027          2,420
    1,000     Modesto MFH RB, Series 2001A (NBGA)                              1.45         5/15/2031          1,000
    4,100     Monrovia Redevelopment Agency COP,
                Series 1984 (NBGA)                                             1.40        12/01/2014          4,100
    9,040     Moreno Valley MLO COP, Series 1997 (LOC)                         2.45         6/01/2027          9,040
    3,000     Oakland RB, Series 1999A, MERLOT
                Series 2000M (LIQ)(INS)(2),(a)                                 1.53         1/01/2029          3,000
    8,400     Ontario IDA RB, Series 1985 (LOC)                                1.45         4/01/2015          8,400
    9,800     Orange County Improvement Bonds,
                District 88-1 (LOC)                                            1.45         9/02/2018          9,800
              Pollution Control Financing Auth. PCRB,
      900       Series 1989                                                    1.40        12/01/2012            900
    2,850       Series 1996E (LOC)                                             1.65        11/01/2026          2,850
    1,395       Series 1996F (LOC)                                             1.65        11/01/2026          1,395
    7,950     Rescue Union School District MLO COP,
                Series 2001 (LIQ)(INS)(3)                                      1.50        10/01/2025          7,950
   22,300     Rialto Public Financing Auth. RB,
                Series 1998A (LOC)                                             3.20         9/01/2027         22,300
    7,000     San Dimas Redevelopment Agency IDA RB,
                Series 1985 (LOC)                                              1.75        11/01/2015          7,000
    1,400     San Rafael Industrial RB, Series 1984 (LOC)                      1.55        10/01/2004          1,400
    8,870     San Ramon Valley Unified School District
                MLO COP, 2001 (LOC)                                            1.45        12/01/2022          8,870
              Statewide Communities Development
                Auth. COP,
    3,200       Series 1998 (LOC)                                              1.63         6/01/2013          3,200
   14,800       Series 1998 (LOC)                                              1.45        11/15/2028         14,800
    2,700     Statewide Communities Development Auth.
                RB, Series 2000A (NBGA)                                        1.40         9/15/2030          2,700
   18,000     Torrance Hospital RB, Series 1992 (LOC)                          1.48         2/01/2022         18,000

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                                    COUPON              FINAL
   AMOUNT     SECURITY                                                         RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------
 $  5,000     Val Verde Unified School District MLO COP,
                2002 Series A (LIQ)(INS)(3)                                    1.35%        11/01/2022      $   5,000
    1,800     West Hollywood Public Facilities Corp. MLO
                COP, Series 1998 (LOC)                                         2.45          2/01/2025          1,800

              PUERTO RICO (4.1%)
    9,965     Commonwealth Public Improvement Bonds of
                2000, MERLOT Series 2000EE (LIQ)(INS)(1),(a)                   1.53          7/01/2029          9,965
   10,000     Commonwealth Public Improvement Bonds
                of 2001 GO, Series ZTC-25 Certificates
                (LIQ)(INS)(3),(a)                                              1.38          7/01/2019         10,000
                                                                                                              -------
              Total variable-rate demand notes (cost: $336,124)                                               336,124
                                                                                                              -------

              ADJUSTABLE-RATE NOTES (4.1%)

              CALIFORNIA
              State 2001-02 RAN,
   10,000       Index Notes, Series B                                          1.68          6/28/2002         10,000
   10,000       Index Notes, Series C                                          1.50          6/28/2002         10,000
                                                                                                              -------
              Total adjustable-rate notes (cost: $20,000)                                                      20,000
                                                                                                              -------

              PUT BONDS (4.3%)

              CALIFORNIA
    2,000     Los Angeles Wastewater System RB,
                Series 2001B (NBGA)                                            1.88         12/01/2031          2,000
              Modesto Irrigation District,
    2,000       Series 1996                                                    1.35         10/01/2026          2,000
    9,800       Series 1996                                                    1.25         10/01/2026          9,800
    7,400     San Diego IDRB, Series 1995A                                     1.50          9/01/2020          7,400
                                                                                                              -------
              Total put bonds (cost: $21,200)                                                                  21,200
                                                                                                              -------

              FIXED-RATE INSTRUMENTS (19.7%)

              CALIFORNIA (18.7%)
   11,850     Anaheim Electric RAN CP                                          1.55          6/04/2002         11,850
    2,540     Los Angeles County Capital Asset MLO
                RB, Series A (INS)(2),(b)                                      2.50          4/01/2003          2,551
   10,000     Los Angeles Department of Water and
                Power CP (LOC)                                                 1.20          5/15/2002         10,000

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

PRINCIPAL                                                                    COUPON              FINAL
   AMOUNT      SECURITY                                                        RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------
 $  6,000      Los Angeles Wastewater System CP
                Revenue Notes                                                  1.45%         7/25/2002      $   6,000
    2,000      Metropolitan Water District of Southern
                California RB, Series 1992 (PRE)                               5.95          8/05/2022          2,070
    4,500      Montebello 2001 TRAN                                            3.50          6/28/2002          4,508
    1,000      Nevada County MLO COP, Series 2001 (INS)(1)                     3.00         10/01/2002          1,005
    2,660      Pollution Control Financing Auth. PCRB,
                 Series 1984                                                   3.00          5/15/2002          2,660
    1,180      San Diego County MLO COP, Series 2002 (INS)(2)                  2.00          2/01/2003          1,185
               San Francisco Public Utilities Commission
                 CP Notes,
    6,500        Water Series (LOC)                                            1.50          4/04/2002          6,500
    6,000        Water Series (LOC)                                            1.50          5/06/2002          6,000
   16,000      San Ramon Valley Unified School
                 District 2001-2002 TRAN                                       1.95         11/26/2002         16,000
    3,100      School Project For Utility Rate
                 Reduction 2001 RAN                                            2.33         10/24/2002          3,100
   10,000      State GO CP Notes                                               1.40          4/05/2002         10,000
    7,450      Yuba County 2001-02 TRAN                                        3.50          9/20/2002          7,491

               PUERTO RICO (1.0%)
    5,000      Government Development Bank CP                                  1.25          4/29/2002          5,000
                                                                                                             --------
               Total fixed-rate instruments (cost: $95,920)                                                    95,920
                                                                                                             --------

               TOTAL INVESTMENTS (COST: $473,244)                                                            $473,244
                                                                                                             ========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

General Obligation                                      16.0%
Appropriated Debt                                       13.8
Electric/Gas Utility                                    11.6
Real Estate Tax/Fee                                      9.8
Water/Sewer Utility                                      8.7
Electric Utilities                                       5.5
Community Service                                        4.6
Multifamily Housing                                      4.4
Hospital                                                 4.3
Nursing/CCRC                                             3.0
Special Assessment/Tax/Fee                               2.3
Buildings                                                2.1
Auto Parts & Equipment                                   1.9
Electronic Equipment & Instruments                       1.7
Health Care Supplies                                     1.4
Leisure Products                                         1.2
Banks                                                    1.0
Education                                                1.0
Other                                                    2.7
                                                        ----
Total                                                   97.0%
                                                        ====

17

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Directors. At March 31, 2002, these securities represented 14.0% of the Fund's net assets.

         (b) At March 31, 2002, the cost of securities purchased on a delayed-delivery basis was $2,551,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

ASSETS

  Investments in securities                                                   $  473,244
  Cash                                                                             1,124
  Receivables:
     Capital shares sold                                                             347
     Interest                                                                      1,319
     Securities sold                                                              15,902
                                                                              ----------
       Total assets                                                              491,936
                                                                              ----------

LIABILITIES

  Securities purchased                                                             2,551
  Capital shares redeemed                                                          1,397
  USAA Investment Management Company                                                 131
  USAA Transfer Agency Company                                                        15
  Accounts payable and accrued expenses                                               26
  Dividends on capital shares                                                         25
                                                                              ----------
        Total liabilities                                                          4,145
                                                                              ----------
           Net assets applicable to capital shares outstanding                $  487,791
                                                                              ==========

REPRESENTED BY:

  Paid-in capital                                                             $  487,791
                                                                              ==========
  Capital shares outstanding                                                     487,791
                                                                              ==========
  Authorized shares of $.01 par value                                          2,435,000
                                                                              ==========
  Net asset value, redemption price, and offering price per share             $     1.00
                                                                              ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEAR ENDED MARCH 31, 2002

NET INVESTMENT INCOME

  Interest income                                                            $11,404
                                                                             -------
  Expenses:
    Management fees                                                            1,451
    Administrative and servicing fees                                            315
    Transfer agent's fees                                                        193
    Custodian's fees                                                             106
    Postage                                                                       23
    Shareholder reporting fees                                                    34
    Directors' fees                                                                4
    Registration fees                                                              2
    Professional fees                                                             43
    Insurance                                                                     55
    Other                                                                          9
                                                                             -------
       Total expenses                                                          2,235
    Expenses paid indirectly                                                     (14)
                                                                             -------
       Net expenses                                                            2,221
                                                                             -------
         Net investment income                                               $ 9,183
                                                                             =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                                        2002           2001
                                                                  ------------------------
  Net investment income                                           $   9,183      $  14,314
                                                                  ------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                              (9,183)       (14,314)
                                                                  ------------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                         480,575        502,901
  Dividend reinvestments                                              8,730         13,484
  Cost of shares redeemed                                          (446,761)      (496,373)
                                                                  ------------------------
    Increase in net assets from capital share
       transactions                                                  42,544         20,012
                                                                  ------------------------
  Net increase in net assets                                         42,544         20,012

NET ASSETS

  Beginning of period                                               445,247        425,235
                                                                  ------------------------
  End of period                                                   $ 487,791      $ 445,247
                                                                  ========================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                       480,575        502,901
  Shares issued for dividends reinvested                              8,730         13,484
  Shares redeemed                                                  (446,761)      (496,373)
                                                                   -----------------------
    Increase in shares outstanding                                   42,544         20,012
                                                                   =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, openend management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA California Money Market Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                  at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

               2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise provision is required.

               The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

            amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

            The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:

                                                        2002            2001
            --------------------------------------------------------------------
            Tax-exempt income                        $9,183,000      $14,314,000

            As of March 31, 2002, the components of net assets on a tax basis were as follows:

            Undistributed tax-exempt income                            $25,000

         C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).
            Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

         D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $14,000.

         E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated

23

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

            assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, net outstanding delayed-delivery and when-issued commitments for the Fund were $2,551,000.

         F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

         G. INSURANCE EXPENSE - The Fund had in place an insurance policy that was effective until November 30, 2001. The purpose of this coverage was to protect the Fund against bond defaults and similar events. During the year ended March 31, 2002, the Fund had no claims under this policy.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

            The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

            Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

            markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

            Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

            Cost of purchases and proceeds from sales/maturities of securities, for the year ended March 31, 2002, were $1,387,582,000 and $1,356,994,000, respectively.

            At March 31, 2002, the cost of securities, for federal income tax purposes, was $473,244,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT FEES - The Manager carries out the Fund's
                  investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets.

25

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

               B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly, at an annualized rate of 0.10% of the Fund's monthly average net assets.

               C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                  USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

               D. UNDERWRITING SERVICES - The Manager provides exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

            Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                           YEAR ENDED MARCH 31,
                                          -----------------------------------------------------
                                              2002       2001       2000       1999       1998
                                          -----------------------------------------------------
Net asset value at beginning of period    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
   Net investment income                       .02        .03        .03        .03        .03
Less distributions:
   From net investment income                 (.02)      (.03)      (.03)      (.03)      (.03)
                                          -----------------------------------------------------
Net asset value at end of period          $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                          =====================================================
Total return (%)*                             2.03       3.32       2.86       3.03       3.35
Net assets at end of period (000)         $487,791   $445,247   $425,235   $439,208   $431,754
Ratio of expenses to
   average net assets (%)                      .48(a)     .42        .41        .42        .41
Ratio of net investment income
   to average net assets (%)                  1.98       3.26       2.83       2.99       3.30

 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

27

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

            The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

            Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

            If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

            * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS(2)
         Director and Chairman of the Board of Directors
         Born: November 1946

         President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

         CHRISTOPHER W. CLAUS(2)
         Director, President, and Vice Chairman of the Board of Directors
         Born: December 1960

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         DAVID G. PEEBLES(4)
         Director and Vice President
         Born: October 1939

         Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments,

29

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3, 4, 5,6)
         Director
         Born: June 1945

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3, 4, 5,6)
         Director
         Born: July 1946

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3, 4, 5,6)
         Director
         Born: August 1945

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA

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                                                                              30

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
         Director
         Born: February 1950

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2, 3, 4, 5, 6)
         Director
         Born: July 1943

         Vice President, Beldon Roofing and Remodeling (7/85-present).
         Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

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31

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KENNETH E. WILLMANN
         Vice President
         Born: August 1946

         Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         MICHAEL D. WAGNER
         Secretary
         Born: July 1948

         Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

         MARK S. HOWARD
         Assistant Secretary
         Born: October 1963

         Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         DAVID M. HOLMES
         Treasurer
         Born: June 1960

         Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960

         Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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                   TRUSTEES   Robert G. Davis, CHAIRMAN OF THE BOARD
                              Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              David G. Peebles
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   9800 Fredericksburg Road
               UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
                              P. O. Box 1713
                              Boston, Massachusetts 02105

       INDEPENDENT AUDITORS   KPMG LLP
                              112 East Pecan, Suite 2400
                              San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central Time
           ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions
                              1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)  For account balance, last transaction, fund prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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